Capital Stock and Changes in Capital Accounts, Preferred Stock (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)	536,342	533,136
Preferred stock, shares outstanding (in shares)	536,342	533,136
Series A Participating Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares outstanding (in shares)	500,000
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)	12,185
Preferred stock, shares outstanding (in shares)	12,185
Series D Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)	22,957
Preferred stock, shares outstanding (in shares)	22,957
Series E Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares outstanding (in shares)	1,200